Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (10.3%)
*	Facebook Inc. Class A	22,073,693	3,930,883
*	Alphabet Inc. Class C	2,774,872	3,382,569
*	Alphabet Inc. Class A	2,746,174	3,353,463
	AT&T Inc.	67,044,297	2,536,956
	Verizon Communications Inc.	37,949,632	2,290,640
	Walt Disney Co.	16,528,399	2,153,981
	Comcast Corp. Class A	41,615,859	1,876,043
*	Netflix Inc.	4,017,052	1,075,043
*	Charter Communications Inc. Class A	1,483,797	611,502
	Activision Blizzard Inc.	7,038,596	372,482
*	Twitter Inc.	7,092,082	292,194
*	Electronic Arts Inc.	2,703,471	264,454
*	T-Mobile US Inc.	2,899,463	228,391
	Omnicom Group Inc.	1,995,783	156,270
*	Take-Two Interactive Software Inc.	1,037,714	130,067
	CBS Corp. Class B	2,999,284	121,081
	CenturyLink Inc.	9,017,733	112,541
	Fox Corp. Class A	3,270,776	103,144
*	Discovery Communications Inc.	3,187,868	78,485
	Viacom Inc. Class B	3,248,011	78,050
	Interpublic Group of Cos. Inc.	3,552,234	76,586
*	DISH Network Corp. Class A	2,210,466	75,311
	News Corp. Class A	4,672,633	65,043
	Fox Corp. Class B	1,470,024	46,365
*,^ Discovery Communications Inc. Class A		1,451,412	38,651
*	TripAdvisor Inc.	967,021	37,404
			23,487,599
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	3,812,543	6,618,232
	Home Depot Inc.	10,048,128	2,331,367
	McDonald's Corp.	6,968,610	1,496,230
	NIKE Inc. Class B	11,487,597	1,078,915
	Starbucks Corp.	10,982,533	971,076
	Lowe's Cos. Inc.	7,082,732	778,817
*	Booking Holdings Inc.	389,957	765,333
	TJX Cos. Inc.	11,092,759	618,310
	Target Corp.	4,688,839	501,284
	General Motors Co.	11,530,229	432,153
	Dollar General Corp.	2,358,930	374,928
	Ross Stores Inc.	3,346,291	367,590
	Ford Motor Co.	35,957,751	329,373
	Yum! Brands Inc.	2,791,872	316,682
	Marriott International Inc. Class A	2,508,099	311,932
	eBay Inc.	7,233,304	281,954
*	O'Reilly Automotive Inc.	701,854	279,696
	VF Corp.	2,993,835	266,421
*	Dollar Tree Inc.	2,170,490	247,783
	Hilton Worldwide Holdings Inc.	2,631,195	244,991

* AutoZone Inc.	224,916	243,948
Aptiv plc	2,348,999	205,349
* Chipotle Mexican Grill Inc. Class A	234,073	196,731
Expedia Group Inc.	1,283,445	172,508
Royal Caribbean Cruises Ltd.	1,577,175	170,855
DR Horton Inc.	3,087,452	162,740
Carnival Corp.	3,675,135	160,640
Best Buy Co. Inc.	2,127,379	146,768
Lennar Corp. Class A	2,576,576	143,902
* Ulta Beauty Inc.	539,498	135,225
* CarMax Inc.	1,519,891	133,750
Genuine Parts Co.	1,339,275	133,378
Darden Restaurants Inc.	1,126,168	133,136
MGM Resorts International	4,781,489	132,543
Hasbro Inc.	1,076,004	127,711
* NVR Inc.	30,380	112,933
Garmin Ltd.	1,327,036	112,387
Advance Auto Parts Inc.	655,550	108,428
* Norwegian Cruise Line Holdings Ltd.	1,980,005	102,505
Tractor Supply Co.	1,095,213	99,051
Wynn Resorts Ltd.	889,357	96,691
Tiffany & Co.	998,031	92,448
Whirlpool Corp.	583,019	92,327
* LKQ Corp.	2,829,130	88,976
PulteGroup Inc.	2,365,316	86,452
Kohl's Corp.	1,459,337	72,471
BorgWarner Inc.	1,895,932	69,543
Tapestry Inc.	2,629,942	68,510
* Mohawk Industries Inc.	548,965	68,110
Newell Brands Inc.	3,492,549	65,380
PVH Corp.	679,391	59,943
Harley-Davidson Inc.	1,434,508	51,599
Hanesbrands Inc.	3,320,060	50,863
Leggett & Platt Inc.	1,206,716	49,403
* Capri Holdings Ltd.	1,389,311	46,070
Ralph Lauren Corp. Class A	477,289	45,567
Macy's Inc.	2,829,872	43,976
H&R Block Inc.	1,835,717	43,360
L Brands Inc.	2,138,249	41,888
* Under Armour Inc. Class A	1,742,512	34,746
Gap Inc.	1,972,737	34,247
^ Nordstrom Inc.	984,285	33,141
* Under Armour Inc. Class C	1,762,598	31,956
Las Vegas Sands Corp.	43,818	2,531
Lennar Corp. Class B	46,974	2,084
		22,919,837
Consumer Staples (7.6%)
Procter & Gamble Co.	22,962,613	2,856,090
Coca-Cola Co.	35,311,733	1,922,371
PepsiCo Inc.	12,829,153	1,758,877
Walmart Inc.	13,048,654	1,548,614
Costco Wholesale Corp.	4,035,024	1,162,531
Philip Morris International Inc.	14,274,579	1,083,869
Mondelez International Inc. Class A	13,230,485	731,910
Altria Group Inc.	17,136,693	700,891
Colgate-Palmolive Co.	7,873,911	578,811
Kimberly-Clark Corp.	3,158,794	448,707

Estee Lauder Cos. Inc. Class A	2,030,128	403,894
Walgreens Boots Alliance Inc.	6,961,609	385,047
Sysco Corp.	4,709,104	373,903
Constellation Brands Inc. Class A	1,534,424	318,055
General Mills Inc.	5,536,899	305,194
Tyson Foods Inc. Class A	2,702,774	232,817
Hershey Co.	1,365,968	211,711
Archer-Daniels-Midland Co.	5,107,208	209,753
* Monster Beverage Corp.	3,547,477	205,967
Kroger Co.	7,333,492	189,057
McCormick & Co. Inc.	1,129,518	176,544
Clorox Co.	1,154,153	175,281
Church & Dwight Co. Inc.	2,267,696	170,621
Kraft Heinz Co.	5,708,885	159,478
Kellogg Co.	2,280,809	146,770
Conagra Brands Inc.	4,461,463	136,878
JM Smucker Co.	1,047,644	115,262
^ Hormel Foods Corp.	2,550,361	111,527
Brown-Forman Corp. Class B	1,671,692	104,949
Molson Coors Brewing Co. Class B	1,724,592	99,164
Lamb Weston Holdings Inc.	1,336,623	97,199
Campbell Soup Co.	1,546,813	72,576
Coty Inc. Class A	2,708,875	28,470
		17,222,788
Energy (4.5%)
Exxon Mobil Corp.	38,821,793	2,741,207
Chevron Corp.	17,418,824	2,065,873
ConocoPhillips	10,184,513	580,314
Schlumberger Ltd.	12,693,932	433,752
Phillips 66	4,116,372	421,517
EOG Resources Inc.	5,325,943	395,292
Kinder Morgan Inc.	17,864,348	368,184
Marathon Petroleum Corp.	6,040,385	366,953
Occidental Petroleum Corp.	8,207,945	365,007
Valero Energy Corp.	3,802,087	324,090
ONEOK Inc.	3,788,353	279,164
Williams Cos. Inc.	11,117,924	267,497
Pioneer Natural Resources Co.	1,534,962	193,052
Halliburton Co.	8,038,586	151,527
Hess Corp.	2,374,322	143,599
Baker Hughes a GE Co. Class A	5,954,018	138,133
Diamondback Energy Inc.	1,495,394	134,451
Concho Resources Inc.	1,843,645	125,184
Noble Energy Inc.	4,391,864	98,641
TechnipFMC plc	3,848,279	92,897
Marathon Oil Corp.	7,382,292	90,581
Devon Energy Corp.	3,710,991	89,286
Apache Corp.	3,450,985	88,345
National Oilwell Varco Inc.	3,540,959	75,068
HollyFrontier Corp.	1,388,943	74,503
Cabot Oil & Gas Corp.	3,836,795	67,413
Cimarex Energy Co.	928,146	44,495
Helmerich & Payne Inc.	1,002,724	40,179
		10,256,204
Financials (12.9%)
* Berkshire Hathaway Inc. Class B	17,992,318	3,742,762

JPMorgan Chase & Co.	29,338,864	3,452,891
Bank of America Corp.	76,866,293	2,242,190
Wells Fargo & Co.	36,789,099	1,855,642
Citigroup Inc.	20,726,621	1,431,795
American Express Co.	6,241,244	738,214
US Bancorp	13,156,180	728,063
CME Group Inc.	3,284,966	694,245
Chubb Ltd.	4,181,057	674,990
Goldman Sachs Group Inc.	2,968,518	615,166
PNC Financial Services Group Inc.	4,086,706	572,793
S&P Global Inc.	2,259,200	553,459
Morgan Stanley	11,527,842	491,893
BlackRock Inc.	1,078,111	480,449
Intercontinental Exchange Inc.	5,139,861	474,255
Marsh & McLennan Cos. Inc.	4,646,766	464,909
Charles Schwab Corp.	10,676,299	446,590
American International Group Inc.	7,983,787	444,697
Aon plc	2,164,217	418,927
Progressive Corp.	5,365,276	414,468
Capital One Financial Corp.	4,316,064	392,675
BB&T Corp.	7,029,812	375,181
Bank of New York Mellon Corp.	7,871,739	355,881
Aflac Inc.	6,793,660	355,444
Travelers Cos. Inc.	2,389,291	355,264
MetLife Inc.	7,303,953	344,454
Prudential Financial Inc.	3,688,543	331,784
Allstate Corp.	3,020,361	328,253
Moody's Corp.	1,492,988	305,809
SunTrust Banks Inc.	4,072,130	280,163
T. Rowe Price Group Inc.	2,160,833	246,875
Discover Financial Services	2,918,819	236,687
Willis Towers Watson plc	1,182,931	228,270
State Street Corp.	3,415,907	202,188
Hartford Financial Services Group Inc.	3,320,257	201,241
M&T Bank Corp.	1,227,314	193,879
Synchrony Financial	5,603,954	191,039
Northern Trust Corp.	1,972,845	184,106
Fifth Third Bancorp	6,706,561	183,626
Ameriprise Financial Inc.	1,201,353	176,719
MSCI Inc. Class A	777,564	169,315
KeyCorp	9,202,942	164,180
Cincinnati Financial Corp.	1,394,013	162,639
Arthur J Gallagher & Co.	1,707,021	152,898
Citizens Financial Group Inc.	4,101,060	145,054
Regions Financial Corp.	9,152,175	144,787
Principal Financial Group Inc.	2,377,395	135,844
Huntington Bancshares Inc.	9,517,138	135,810
Loews Corp.	2,389,245	122,998
Cboe Global Markets Inc.	1,022,852	117,536
MarketAxess Holdings Inc.	346,863	113,598
First Republic Bank	1,168,066	112,952
Lincoln National Corp.	1,838,923	110,924
Nasdaq Inc.	1,057,586	105,071
Everest Re Group Ltd.	373,218	99,310
* SVB Financial Group	473,313	98,899
E*TRADE Financial Corp.	2,202,095	96,209
Raymond James Financial Inc.	1,134,645	93,563

Comerica Inc.	1,371,035	90,475
Globe Life Inc.	920,385	88,136
Franklin Resources Inc.	2,587,403	74,672
Zions Bancorp NA	1,623,077	72,259
Assurant Inc.	560,772	70,556
Invesco Ltd.	3,530,085	59,800
People's United Financial Inc.	3,654,517	57,138
Unum Group	1,911,268	56,803
Affiliated Managers Group Inc.	462,772	38,572
		29,297,934
Health Care (13.6%)
Johnson & Johnson	24,216,803	3,133,170
Merck & Co. Inc.	23,494,113	1,977,734
UnitedHealth Group Inc.	8,465,363	1,839,693
Pfizer Inc.	50,752,242	1,823,528
Abbott Laboratories	16,216,572	1,356,841
Medtronic plc	12,310,301	1,337,145
Thermo Fisher Scientific Inc.	3,674,508	1,070,274
Amgen Inc.	5,502,156	1,064,722
AbbVie Inc.	13,564,519	1,027,105
Eli Lilly & Co.	7,794,273	871,634
Danaher Corp.	5,857,463	845,993
Bristol-Myers Squibb Co.	15,006,027	760,956
CVS Health Corp.	11,930,600	752,463
Gilead Sciences Inc.	11,617,914	736,343
* Celgene Corp.	6,501,403	645,589
Stryker Corp.	2,943,499	636,679
Becton Dickinson and Co.	2,477,471	626,701
* Intuitive Surgical Inc.	1,057,708	571,088
Anthem Inc.	2,347,800	563,707
Zoetis Inc.	4,380,650	545,785
Cigna Corp.	3,465,548	526,036
* Boston Scientific Corp.	12,784,046	520,183
Allergan plc	3,010,564	506,648
* Edwards Lifesciences Corp.	1,908,510	419,700
* Illumina Inc.	1,349,061	410,411
Baxter International Inc.	4,685,348	409,827
* Vertex Pharmaceuticals Inc.	2,358,812	399,630
* Biogen Inc.	1,692,623	394,077
Humana Inc.	1,239,395	316,876
HCA Healthcare Inc.	2,439,830	293,804
Zimmer Biomet Holdings Inc.	1,883,489	258,547
* IQVIA Holdings Inc.	1,671,396	249,673
McKesson Corp.	1,695,737	231,739
Agilent Technologies Inc.	2,838,077	217,482
* IDEXX Laboratories Inc.	789,434	214,671
* Regeneron Pharmaceuticals Inc.	732,730	203,259
* Alexion Pharmaceuticals Inc.	2,055,920	201,357
Cerner Corp.	2,919,295	199,008
ResMed Inc.	1,318,877	178,193
* Centene Corp.	3,796,279	164,227
* Mettler-Toledo International Inc.	225,894	159,120
* Laboratory Corp. of America Holdings	896,161	150,555
Teleflex Inc.	424,055	144,073
* Waters Corp.	612,096	136,638
Cooper Cos. Inc.	454,568	135,007
Quest Diagnostics Inc.	1,234,644	132,144

Cardinal Health Inc.	2,733,160	128,978
Hologic Inc.	2,453,415	123,873
* Incyte Corp.	1,636,301	121,463
* Align Technology Inc.	667,736	120,807
* WellCare Health Plans Inc.	462,232	119,797
AmerisourceBergen Corp. Class A	1,396,356	114,962
Universal Health Services Inc. Class B	746,141	110,988
Dentsply Sirona Inc.	2,058,822	109,756
* Varian Medical Systems Inc.	836,093	99,570
* Mylan NV	4,736,672	93,691
PerkinElmer Inc.	1,019,535	86,834
* Henry Schein Inc.	1,361,467	86,453
* ABIOMED Inc.	416,308	74,057
Perrigo Co. plc	1,247,542	69,725
* DaVita Inc.	886,572	50,597
* Nektar Therapeutics Class A	1,347,198	24,539
		30,896,125
Industrials (9.3%)
Boeing Co.	4,904,874	1,866,157
Honeywell International Inc.	6,601,843	1,117,032
Union Pacific Corp.	6,463,790	1,047,005
United Technologies Corp.	7,442,057	1,015,990
Lockheed Martin Corp.	2,279,939	889,313
3M Co.	5,277,895	867,686
United Parcel Service Inc. Class B	6,406,292	767,602
General Electric Co.	80,092,181	716,024
Caterpillar Inc.	5,160,795	651,860
Northrop Grumman Corp.	1,444,172	541,261
CSX Corp.	7,324,658	507,379
Raytheon Co.	2,555,839	501,430
Deere & Co.	2,889,865	487,462
Norfolk Southern Corp.	2,417,238	434,281
L3Harris Technologies Inc.	2,049,135	427,532
Illinois Tool Works Inc.	2,701,209	422,712
Waste Management Inc.	3,581,425	411,864
General Dynamics Corp.	2,147,022	392,325
Emerson Electric Co.	5,644,615	377,399
Roper Technologies Inc.	954,307	340,306
FedEx Corp.	2,202,041	320,551
Johnson Controls International plc	7,301,041	320,443
Eaton Corp. plc	3,853,790	320,443
Delta Air Lines Inc.	5,310,334	305,875
Ingersoll-Rand plc	2,216,014	273,035
* IHS Markit Ltd.	3,678,705	246,032
Southwest Airlines Co.	4,437,581	239,674
Verisk Analytics Inc. Class A	1,501,348	237,423
TransDigm Group Inc.	455,233	237,026
Cummins Inc.	1,447,076	235,396
PACCAR Inc.	3,176,353	222,376
Parker-Hannifin Corp.	1,179,401	213,012
Cintas Corp.	762,156	204,334
Stanley Black & Decker Inc.	1,393,341	201,212
AMETEK Inc.	2,096,522	192,503
Fortive Corp.	2,710,628	185,841
* United Airlines Holdings Inc.	2,028,153	179,309
Rockwell Automation Inc.	1,074,053	177,004
Fastenal Co.	5,262,951	171,941

Republic Services Inc. Class A	1,942,900	168,158
Equifax Inc.	1,109,122	156,020
* Copart Inc.	1,849,627	148,581
Dover Corp.	1,333,488	132,762
Xylem Inc.	1,650,368	131,402
Kansas City Southern	921,782	122,606
WW Grainger Inc.	405,123	120,382
Wabtec Corp.	1,669,018	119,936
Expeditors International of Washington Inc.	1,568,328	116,511
IDEX Corp.	695,016	113,899
Jacobs Engineering Group Inc.	1,244,704	113,890
Masco Corp.	2,658,765	110,817
CH Robinson Worldwide Inc.	1,243,291	105,406
Textron Inc.	2,113,689	103,486
American Airlines Group Inc.	3,639,113	98,147
Arconic Inc.	3,556,788	92,476
Allegion plc	856,089	88,734
* United Rentals Inc.	708,349	88,289
JB Hunt Transport Services Inc.	784,016	86,751
Huntington Ingalls Industries Inc.	378,831	80,233
Snap-on Inc.	505,985	79,207
Alaska Air Group Inc.	1,131,123	73,421
Fortune Brands Home & Security Inc.	1,282,903	70,175
Nielsen Holdings plc	3,262,217	69,322
AO Smith Corp.	1,267,968	60,495
Robert Half International Inc.	1,076,860	59,938
Pentair plc	1,539,455	58,191
Flowserve Corp.	1,203,398	56,211
Quanta Services Inc.	1,301,532	49,198
Rollins Inc.	1,287,719	43,873
		21,184,567
Information Technology (21.9%)
Microsoft Corp.	70,058,740	9,740,267
Apple Inc.	38,977,436	8,729,776
Visa Inc. Class A	15,846,338	2,725,729
Mastercard Inc. Class A	8,191,763	2,224,637
Intel Corp.	40,649,289	2,094,658
Cisco Systems Inc.	38,951,554	1,924,596
* Adobe Inc.	4,454,011	1,230,421
* salesforce.com Inc.	8,046,607	1,194,438
International Business Machines Corp.	8,128,043	1,181,980
Accenture plc Class A	5,845,756	1,124,431
* PayPal Holdings Inc.	10,796,040	1,118,362
Oracle Corp.	20,200,057	1,111,609
Texas Instruments Inc.	8,566,146	1,107,089
Broadcom Inc.	3,652,231	1,008,271
NVIDIA Corp.	5,587,277	972,577
QUALCOMM Inc.	11,152,765	850,733
Fidelity National Information Services Inc.	5,630,004	747,439
Automatic Data Processing Inc.	3,980,671	642,560
Intuit Inc.	2,386,842	634,757
* Fiserv Inc.	5,238,780	542,685
Global Payments Inc.	2,753,581	437,819
* Micron Technology Inc.	10,130,219	434,080
Applied Materials Inc.	8,477,594	423,032
Analog Devices Inc.	3,389,782	378,740
Lam Research Corp.	1,326,047	306,463

Cognizant Technology Solutions Corp. Class A	5,067,080	305,368
* Autodesk Inc.	2,014,603	297,557
* Advanced Micro Devices Inc.	9,959,277	288,719
TE Connectivity Ltd.	3,082,046	287,185
Amphenol Corp. Class A	2,728,736	263,323
Motorola Solutions Inc.	1,518,723	258,806
HP Inc.	13,593,486	257,189
Paychex Inc.	2,933,202	242,781
KLA Corp.	1,460,579	232,889
FleetCor Technologies Inc.	794,019	227,709
Xilinx Inc.	2,316,562	222,158
Corning Inc.	7,167,937	204,430
Microchip Technology Inc.	2,185,598	203,064
* Synopsys Inc.	1,379,874	189,388
Hewlett Packard Enterprise Co.	11,983,549	181,790
* VeriSign Inc.	956,148	180,358
* ANSYS Inc.	771,855	170,858
* Cadence Design Systems Inc.	2,569,567	169,797
* Keysight Technologies Inc.	1,720,353	167,304
CDW Corp.	1,328,200	163,687
Western Digital Corp.	2,716,466	162,010
Maxim Integrated Products Inc.	2,487,758	144,066
* Akamai Technologies Inc.	1,512,658	138,227
Broadridge Financial Solutions Inc.	1,047,675	130,362
Skyworks Solutions Inc.	1,574,928	124,813
Symantec Corp.	5,211,500	123,148
* Arista Networks Inc.	499,949	119,448
Gartner Inc.	828,006	118,397
Seagate Technology plc	2,174,819	116,984
NetApp Inc.	2,185,639	114,768
Citrix Systems Inc.	1,130,220	109,089
Leidos Holdings Inc.	1,241,597	106,628
Jack Henry & Associates Inc.	705,770	103,021
Fortinet Inc.	1,303,320	100,043
Western Union Co.	3,890,533	90,144
* Qorvo Inc.	1,080,820	80,132
Juniper Networks Inc.	3,172,689	78,524
* F5 Networks Inc.	551,563	77,450
DXC Technology Co.	2,403,220	70,895
FLIR Systems Inc.	1,243,391	65,390
Xerox Holdings Corp.	1,742,590	52,121
Alliance Data Systems Corp.	374,887	48,034
IPG Photonics Corp.	328,288	44,516
		49,719,719
Materials (2.7%)
Linde plc	4,959,701	960,793
DuPont de Nemours Inc.	6,841,659	487,879
Ecolab Inc.	2,296,157	454,731
Air Products & Chemicals Inc.	2,022,433	448,697
Sherwin-Williams Co.	753,494	414,324
Dow Inc.	6,819,259	324,938
Newmont Goldcorp Corp.	7,521,955	285,232
PPG Industries Inc.	2,167,586	256,881
Ball Corp.	3,045,396	221,735
LyondellBasell Industries NV Class A	2,366,858	211,763
Corteva Inc.	6,876,168	192,533
Vulcan Materials Co.	1,214,479	183,678

Martin Marietta Materials Inc.	572,888	157,029
International Paper Co.	3,603,006	150,678
Amcor plc	14,899,318	145,268
Nucor Corp.	2,783,106	141,688
Celanese Corp. Class A	1,134,807	138,776
Freeport-McMoRan Inc.	13,305,638	127,335
International Flavors & Fragrances Inc.	980,913	120,348
FMC Corp.	1,198,140	105,053
CF Industries Holdings Inc.	2,004,797	98,636
Eastman Chemical Co.	1,257,662	92,853
Packaging Corp. of America	868,915	92,192
Avery Dennison Corp.	772,496	87,732
Westrock Co.	2,361,592	86,080
Albemarle Corp.	971,822	67,561
Mosaic Co.	3,255,237	66,732
Sealed Air Corp.	1,417,334	58,833
		6,179,978
Real Estate (3.2%)
American Tower Corp.	4,061,511	898,122
Crown Castle International Corp.	3,813,674	530,139
Prologis Inc.	5,788,057	493,258
Equinix Inc.	777,992	448,746
Simon Property Group Inc.	2,826,797	439,991
Public Storage	1,377,956	337,971
Welltower Inc.	3,718,875	337,116
AvalonBay Communities Inc.	1,281,374	275,918
Equity Residential	3,198,178	275,875
SBA Communications Corp. Class A	1,037,620	250,222
Ventas Inc.	3,417,746	249,598
Digital Realty Trust Inc.	1,910,966	248,063
Realty Income Corp.	2,922,470	224,095
Essex Property Trust Inc.	603,582	197,160
Weyerhaeuser Co.	6,838,788	189,434
Boston Properties Inc.	1,319,273	171,057
* CBRE Group Inc. Class A	3,086,390	163,610
HCP Inc.	4,506,158	160,554
Alexandria Real Estate Equities Inc.	1,040,732	160,314
Extra Space Storage Inc.	1,178,492	137,672
Mid-America Apartment Communities Inc.	1,045,834	135,969
UDR Inc.	2,690,750	130,448
Host Hotels & Resorts Inc.	6,704,414	115,919
Duke Realty Corp.	3,319,939	112,778
Regency Centers Corp.	1,538,788	106,930
Vornado Realty Trust	1,453,686	92,556
Federal Realty Investment Trust	639,780	87,100
Iron Mountain Inc.	2,634,548	85,333
Kimco Realty Corp.	3,872,634	80,861
Apartment Investment & Management Co.	1,365,288	71,186
SL Green Realty Corp.	755,283	61,744
Macerich Co.	1,014,522	32,049
		7,301,788
Utilities (3.6%)
NextEra Energy Inc.	4,484,042	1,044,737
Duke Energy Corp.	6,682,711	640,605
Dominion Energy Inc.	7,539,638	611,012
Southern Co.	9,588,728	592,296

Exelon Corp.			8,916,911	430,776
American Electric Power Co. Inc.			4,531,784	424,583
Sempra Energy			2,519,374	371,885
Xcel Energy Inc.			4,811,146	312,195
Public Service Enterprise Group Inc.			4,638,968	287,987
Consolidated Edison Inc.			3,047,261	287,875
WEC Energy Group Inc.			2,893,597	275,181
Eversource Energy			2,968,417	253,711
Edison International			3,284,604	247,725
FirstEnergy Corp.			4,953,021	238,884
DTE Energy Co.			1,683,381	223,822
Entergy Corp.			1,825,961	214,295
PPL Corp.			6,631,643	208,830
American Water Works Co. Inc.			1,658,933	206,089
Ameren Corp.			2,256,277	180,615
CMS Energy Corp.			2,604,219	166,540
Evergy Inc.			2,159,713	143,751
CenterPoint Energy Inc.			4,605,442	138,992
Atmos Energy Corp.			1,083,440	123,393
Alliant Energy Corp.			2,182,074	117,679
NiSource Inc.			3,428,481	102,580
Pinnacle West Capital Corp.			1,031,213	100,100
AES Corp.			6,095,122	99,594
NRG Energy Inc.			2,322,322	91,964
				8,137,696
Total Common Stocks (Cost $116,327,229)				226,604,235
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	2.098%		5,745,850	574,642

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.157%	11/7/19	7,000	6,988
4 United States Treasury Bill	2.048%	11/21/19	40,000	39,898
				46,886
Total Temporary Cash Investments (Cost $621,506)				621,528
Total Investments (100.0%) (Cost $116,948,735)				227,225,763
Other Asset and Liabilities-Net (0.0%)3,5				66,463
Net Assets (100%)				227,292,226

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,431,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swaps investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $30,945,000 was received for securities on loan.
4 Securities with a value of $26,831,000 have been segregated as initial margin for open futures contracts.
5 Cash of $4,110,000 has been segregated as collateral for open over-the-counter swap contracts.

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
						Unrealized
				Number of Long	Notional	Appreciation
		Expiration		(Short) Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		December 2019		4,050	603,146	(2,209)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
First Republic Bank	2/4/2020	GSI	36,079	2.671	152	—
UnitedHealth Group
Inc.	9/2/2020	BOANA	53,820	2.469	—	(3,684)
					152	(3,684)

1 Payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

At September 30, 2019, a counterparty had deposited in a segregated account securities with a value of $495,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

Institutional Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	226,604,235	—	—
Temporary Cash Investments	574,642	46,886	—
Futures Contracts—Assets[1]	3,291	—	—
Futures Contracts—Liabilities[1]	(87)	—	—
Swap Contracts—Assets	—	152	—
Swap Contracts—Liabilities	—	(3,684)	—
Total	227,182,081	43,354	—
1 Represents variation margin on the last day of the reporting period.